Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Schedule of Maturities of Long Term Debt

For the Year Ended December 31,	Notes Payable - Related Parties	Notes Payable	Vehicles	Total

2023 (3 Months)	$1,468,689	$-	$208,131	$1,676,820
2024	1,677,308	180,722	818,903	2,676,933
2025	-	-	282,212	282,212
2026	-	-	55,827	55,827
2027	-	-	14,887	14,887
Total	$3,145,997	$180,722	$1,379,960	$4,706,679
Maturities of debt as of December 31, 2022, are as follows:
2023	$811,516
2024	820,844
2025	307,365
2026	55,852
2027	14,319
Total	$2,009,896

Schedule of Notes Payable and Related Parties and Redeemable Common Stock

	Note #1	Note #2	Note #3	Notes #4 - #9
	Note Payable	Note Payable	Note Payable	Note Payable
Terms	Related Party	Related Party	Related Party	Related Party	Total

Issuance date of note	April 2023	April 2023	September 2023	July 2023 - September 2023
Maturity date - initial	October 2023	April 2023	March 2024	September 2023 - November 2023
Maturity date - as amended	April 2024	N/A	N/A	See discussion below
Interest rate #1	10%	5% - first month	10%	8% - first nine months
Interest rate #2	18%	13% - beginning second month	18%	18% - beginning tenth month
Collateral	All assets	Unsecured	All assets	All assets

Balance - December 31, 2022	$-	$-	$-	$-	$-
Advances	1,500,000	262,500	600,000	1,485,000	3,847,500
Original issue discount	(546,000)	(12,500)	(495,400)	(135,000)	(1,188,900)
Amortization of debt discount	537,049	12,500	81,659	118,689	749,897
Repayments	-	(262,500)	-	-	(262,500)
Balance - September 30, 2023	1,491,049	-	186,259	1,468,689	3,145,997
Current	1,491,049	-	186,259	1,468,689	3,145,997
Long term	$-	$-	$-	$-	$-

Schedule of Loss on Debt Extinguishment

Fair value of debt and common stock on extinguishment date*	$1,791,000
Fair value of debt subject to modification	1,500,000
Loss on debt extinguishment	$291,000

*	The Company valued the issuance of the 150,000 commitment shares at $291,000, based upon the quoted closing trading price on the date of modification ($1.94/share).

Schedule of Notes Payable with Third Parties

The Company executed various vehicle notes with third parties as follows:

Balance - December 31, 2021	$476,313
Acquisition of vehicles in exchange for notes payable	2,166,643
Repayments	(633,060)
Balance - December 31, 2022	2,009,896
Repayments	(629,936)
Balance - September 30, 2023	$1,379,960

Non Vehicles [Member]
Property, Plant and Equipment [Line Items]
Schedule of Notes Payable Vehicles

The following is a summary of the Company’s note payable (non-vehicles) at September 30, 2023 and December 31, 2022, respectively:

Terms	Note #1

Issuance date of note	June 2023
Maturity date	December 2024
Interest rate	N/A
Collateral	All assets

Balance - December 31, 2022	$-
Face amount of note	275,250
Debt discount /issuance costs	(25,250)
Amortization of debt discount	5,560
Repayments	(74,838)
Balance - September 30, 2023	180,722
Current	-
Long term	$180,722

Vehicles [Member]
Property, Plant and Equipment [Line Items]
Schedule of Notes Payable Vehicles

Issue Date	Maturity Date	Interest Rate	Collateral	September 30, 2023	December 31, 2022

2019	2022 - 2023	4.9% - 7.44%	Vehicles	$8,586	$25,830
2021	2024 - 2025	0% - 11%	Vehicles	186,918	271,217
2022	2025 - 2027	0.9% - 9.05%	Vehicles	1,184,456	1,712,849
				1,379,960	2,009,896
			Less: current portion	819,395	811,516
			Long Term	$560,755	$1,198,380